Trade payables	12 Months Ended
Dec. 31, 2021
Trade And Other Current Payables [Abstract]
Trade payables

26 Trade payables

Trade payables as at December 31, 2021 and 2020 are analysed as follows:

	31/12/21	31/12/20
Invoices received - supplier not part of factoring facility	52,110	42,966
Invoices received - supplier factoring facility	13,581	11,849
Accruals for invoices to be received	23,524	19,448
Total	89,215	74,263

Trade payables mainly represent amounts payable for purchases of goods and services in Italy and abroad.

Trade payables include amounts due to related parties amounting to nil both as at December 31, 2021 and 2020 (see note 43).

The Parent participates in a supply chain finance programme (SCF) under which certain of its suppliers may elect to receive early payment of their invoices from a bank by factoring their receivables from the Parent. Under the arrangement, a bank agrees to pay amounts to a participating supplier in respect of invoices owed by the Parent and receives settlement from the Parent at a later date. The principal purpose of this programme is to facilitate efficient payment processing and enable the willing suppliers to sell their receivables due from the Parent to a bank before their due date.

The Parent has not derecognised the original liabilities to which the arrangement applies because neither a legal release was obtained nor was the original liability substantially modified on entering into the arrangement. From the Parent’s perspective, the arrangement does not significantly extend payment terms beyond the normal terms agreed with other suppliers that have not elected to participate in the program. The Parent, therefore, presents the amounts factored by these suppliers as trade payables because the nature and function of the financial liability remain the same as those of other trade payables but discloses disaggregated amounts in this note. All payables under the SCF program are classified as current as at December 31, 2021 and 2020.

The payments to the bank are included within operating cash flows because they continue to be part of the Group’s normal operating cycle and their principal nature remains operating – i.e., payments for the purchase of goods and services. The payments to a supplier by the bank are considered to be non-cash transactions.